UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22792

Blackstone Alternative Alpha Fund II

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2016

Date of reporting period: September 30, 2015

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Asset Management L.P.

SEMI-ANNUAL REPORT (Unaudited)

For the Period Ended September 30, 2015

Blackstone Alternative Alpha Fund II

Blackstone Alternative Alpha Fund II

Statement of Assets and Liabilities (Unaudited)

As of September 30, 2015

Assets:
Investment in Blackstone Alternative Alpha Master Fund (“Master Fund”), at fair value (Cost $42,580,547)	$41,949,858
Investment subscription paid in advance to Master Fund	3,115,400
Receivable for redemption from Master Fund	955,321
Prepaid expenses	23,963
Interest receivable	29

Total assets	46,044,571

Liabilities:
Shareholder subscriptions received in advance	3,115,400
Shareholder redemptions payable	596,065
Payable to Investment Manager	185,629
Accrued expenses and other liabilities	124,246

Total liabilities	4,021,340

Net assets	$42,023,231

Components of Net Assets:
Paid-in capital	$42,020,685
Accumulated net investment loss	(54,753)
Accumulated net realized gain	687,988
Net unrealized depreciation on investments	(630,689)

Net assets	$42,023,231

Net Asset Value:
Net assets, Advisor Class II	$3,876,491
Shares of beneficial interests outstanding, Advisor Class II no par value, unlimited shares authorized	3,896.80

Net asset value per share, Advisor Class II	$994.79

Net assets, Advisor Class III	$38,146,740
Shares of beneficial interests outstanding, Advisor Class III no par value, unlimited shares authorized	34,457.40

Net asset value per share, Advisor Class III	$1,107.07

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Schedule of Investment (Unaudited)

September 30, 2015

	Shares	Cost	Fair Value	Percentage of Total Net Assets
Blackstone Alternative Alpha Master Fund	35,788	$42,580,547	$41,949,858	99.83%
Other assets, less liabilities			73,373	0.17%

Total Net Assets			$42,023,231	100.00%

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2015

Fund Income:
Interest	$383

Fund Expenses:
Legal	86,381
Printing	31,850
Blue sky fees	28,311
Professional	26,933
Transfer agent fees	23,152
Shareholder service and distribution	3,832
Custody	2,023
Other	3,279

Total Fund expenses	205,761

Less expenses reimbursed by Investment Manager*	(170,590)

Fund expenses	35,171

Net Investment Loss	(34,788)

Net Decrease in Net Assets from Investments:
Realized gain from investment in Master Fund	56,236
Net change in unrealized depreciation from investment in Master Fund	(2,273,638)

Net Decrease in Net Assets from Investments	(2,217,402)

Net Decrease in Net Assets from Operations	$(2,252,190)

*	The reimbursement includes expenses incurred by the Fund (as defined herein) and Master Fund. See Note 5.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Statements of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2015	For the Year Ended March 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(34,788)	$(24,653)
Distribution from Master Fund	—	920,507
Realized gain from investment in Master Fund	56,236	26,344
Net change in unrealized (depreciation) appreciation from investment in Master Fund	(2,273,638)	1,563,278

Net (decrease) increase in net assets from operations	(2,252,190)	2,485,476

Distributions to shareholders	—	(324,636)

Capital Transactions:
Advisor Class II:
Shareholder subscriptions	2,576,900	1,449,500
Reinvestment of distributions	—	4,213

Total Advisor Class II	2,576,900	1,453,713

Advisor Class III:
Shareholder subscriptions	11,595,000	18,193,593
Shareholder redemptions	(596,065)	(110,970)
Reinvestment of distributions	—	320,423

Total Advisor Class III	10,998,935	18,403,046

Net increase in net assets from capital transactions	13,575,835	19,856,759

Net Assets:
Total increase in net assets	11,323,645	22,017,599
Beginning of period	30,699,586	8,681,987

End of period	$42,023,231	$30,699,586

Accumulated net investment loss	$(54,753)	$(19,965)

Share Transactions:
Advisor Class II:
Beginning of period	1,438	—
Shares issued	2,459	1,434
Shares reinvested	—	4

End of period	3,897	1,438

Advisor Class III:
Beginning of period	25,013	8,098
Shares issued	9,982	16,730
Shares redeemed	(538)	(100)
Shares reinvested	—	285

End of period	34,457	25,013

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2015

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(2,252,190)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Realized gain from investment in Master Fund	(56,236)
Net change in unrealized depreciation from investment in Master Fund	2,273,638
Purchase of investment in Master Fund and subscriptions paid in advance to Master Fund	(14,756,884)
Proceeds from redemptions of investment in Master Fund	283,678
Increase in prepaid expenses	(9,186)
Decrease in interest receivable	10
Decrease in payable to Investment Manager	(113,128)
Increase in accrued expenses and other liabilities	91,095

Net cash used in operating activities	(14,539,203)

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	14,550,300
Payment for shareholder redemptions and redemptions payable	(11,097)

Net cash provided by financing activities	14,539,203

Net change in cash	—
Cash, beginning of period	—

Cash, end of period	$—

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Financial Highlights (Unaudited)

Advisor Class II	For the Six Months Ended September 30, 2015	For the Period Ended March 31, 2015*
Per Share Operating Performance:
Net Asset Value, Beginning of period	$1,049.91	$1,000.00
Income/(loss) from Investment Operations:
Net investment loss[1]	(2.16)	(1.37)
Net unrealized (loss)/gain from investments	(52.96)	65.81

Net (loss)/income from investment operations	(55.12)	64.44

Distribution to shareholders	—	(14.53)

Net Asset Value, end of period	$994.79	$1,049.91

Financial Ratios:[2]
Distribution and service fees	0.25%	0.25%
Other expenses to average net assets for the class before reimbursement from Investment Manager	1.07%	0.35%
Reimbursement from Investment Manager[3]	(0.90)%	(0.18)%

Total expenses to average net assets for the class after reimbursement from Investment Manager[4]	0.42%	0.42%

Net investment loss to average net assets for the class	(0.42)%	(0.42)%

Portfolio turnover[5]	3.41%	8.68%

Total return[6]	(5.25)%	6.50%

Net assets, end of period (000s)	$3,876	$1,510

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	The reimbursement includes expenses incurred by the class and the Master Fund. See Note 5.
[4]

In accordance with the Expense Limitation and Reimbursement Agreement, Specified Expenses of the Master Fund are included in the limitation of the Expense Cap. See Note 5. The expenses of the Master Fund represent 1.47% and 1.47% on an annualized basis, of average net assets for the class for the periods ended September 30, 2015 and March 31, 2015, respectively. The net expense ratio for the class, including the applicable Master Fund expenses, is 1.89% and 1.89% on an annualized basis, for the periods ended September 30, 2015 and March 31, 2015, respectively.

[5]	The Fund is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund.
[6]	Total return has not been annualized.
*	Advisor Class II commenced on September 1, 2014.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The computation of such ratios does not reflect the class’s share of the income and expenses of the underlying Investee Funds held by the Master Fund. The individual shareholder’s total return may vary from this total return based on the timing of capital transactions.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Financial Highlights (Unaudited)

Advisor Class III	For the Six Months Ended September 30, 2015	For the Year Ended March 31, 2015	For the Period Ended March 31, 2014
Per Share Operating Performance:
Net Asset Value, beginning of period	$1,166.96	$1,072.05	$1,000.00
Income/(loss) from Investment Operations:
Net investment loss[1]	(0.94)	(1.19)	(0.66)
Net change in unrealized (loss)/gain from investments	(58.95)	110.63	76.54

Net (loss)/income from investment operations	(59.89)	109.44	75.88

Distribution to shareholders	—	(14.53)	(3.83)

Net Asset Value, end of period	$1,107.07	$1,166.96	$1,072.05

Financial Ratios:[2]
Expenses to average net assets for the class before reimbursement from Investment Manager	1.06%	2.21%	29.42%
Reimbursement from Investment Manager[3]	(0.90)%	(2.10)%	(29.32)%

Total expenses to average net assets for the class after reimbursement from Investment Manager[4]	0.16%	0.11%	0.10%

Net investment loss to average net assets for the class	(0.16)%	(0.11)%	(0.09)%

Portfolio turnover[5]	3.41%	8.68%	10.30%

Total return	(5.13)%[6]	10.26%	7.59%[6]

Net assets, end of period (000s)	$38,147	$29,189	$8,682

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	The reimbursement includes expenses incurred by the class and the Master Fund. See Note 5.
[4]

In accordance with the Expense Limitation and Reimbursement Agreement, Specified Expenses of the Master Fund are included in the limitation of the Expense Cap. See Note 5. The expenses of the Master Fund represent 1.47%, 1.53% and 1.48%, on an annualized basis, of average net assets for the class for the periods ended September 30, 2015, March 31, 2015 and March 31, 2014, respectively. The net expense ratio for the class, including the applicable Master Fund expenses, is 1.63%, 1.64% and 1.58% on an annualized basis, for the periods ended September 30, 2015, March 31, 2015 and March 31, 2014, respectively.

[5]	The Fund is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund.
[6]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The computation of such ratios does not reflect the class’s share of the income and expenses of the underlying Investee Funds held by the Master Fund. The individual shareholder’s total return may vary from this total return based on the timing of capital transactions.

See accompanying Notes to Financial Statements.

Blackstone Alternative Alpha Fund II

Notes to Financial Statements

September 30, 2015 (Unaudited)

1. Organization

Blackstone Alternative Alpha Fund II (the “Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on September 1, 2013. The Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public equity and fixed income markets. The Fund pursues its objective by investing substantially all of its assets in Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the 1940 Act as a continuously offered, closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The Fund offers three classes of shares of beneficial interest (“Shares”): Advisor Class I Shares, Advisor Class II Shares and Advisor Class III Shares. As of September 30, 2015, Advisor Class II Shares and Advisor Class III Shares were outstanding.

The Master Fund’s consolidated financial statements and notes to consolidated financial statements, included elsewhere within this report, are an integral part of the Fund’s financial statements and should be read in conjunction with these financial statements. As of September 30, 2015, the Fund held a 4.71% ownership interest in the Master Fund.

The investment manager of the Fund and the Master Fund is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Fund and the Master Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC’). BAAM, the commodity pool operator of the Fund and the Master Fund, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Fund and the Master Fund supervises the conduct of the Fund’s and the Master Fund’s affairs and pursuant to the investment advisory agreement, has engaged BAAM to manage the Fund’s and the Master Fund’s day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Alpha Fund II

Notes to Financial Statements (Continued)

September 30, 2015 (Unaudited)

3. Significant Accounting Policies

Fair Value Measurements

Investment in the Master Fund

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

See Note 3 to the Master Fund’s consolidated financial statements for the determination of fair value of the Master Fund’s investments.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expense, including interest, are recorded on an accrual basis.

The net realized gains or losses from investment in the Master Fund are recorded when the Fund redeems or partially redeems its interest in the Master Fund or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Contingencies

Under the Fund’s Agreement and Declaration of Trust (“Declaration of Trust”), the Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Fund files U.S. federal and various state and local tax returns.

Management of the Fund has evaluated the tax positions taken in the course of preparing the Fund’s tax returns for the current open tax years ending October 31, 2013, and October 31, 2014 and has concluded, as of September 30, 2015, that no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid at least annually. Dividends and capital gain distributions paid by the Fund will be reinvested in additional Shares (defined below) of the Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

Blackstone Alternative Alpha Fund II

Notes to Financial Statements (Continued)

September 30, 2015 (Unaudited)

Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board issued amended guidance on the disclosures for investments in certain entities that calculate net asset value per share or its equivalent (“NAV”). The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV as a practical expedient. The guidance is effective for fiscal years beginning after December 15, 2015 and for interim periods within those years and early adoption is permitted. The Fund has elected to early adopt and apply this guidance as of period-end. Prior to the issuance of the amended guidance, investments that were fair valued using the NAV as a practical expedient were categorized within the fair value hierarchy based on the Fund’s ability to redeem its investment on the measurement date. As of period-end, the Fund’s investment in the Master Fund was valued using the practical expedient. As a result of adoption of this guidance, disclosure of the investment in the Master Fund within the fair value hierarchy is excluded.

4. Fund Terms

Issuance of Shares

The Fund will issue shares of beneficial interest (“Shares”) to eligible investors as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares.

The Fund reserves the right to reject, in whole or in part, any applications for subscriptions of Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Fund’s Declaration of Trust.

Repurchase of Shares

The Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. Shareholders who tender Shares in a repurchase offer that has a Tender Valuation Date within the 12 month period following the original issue date of such Shares will be subject to an early withdrawal fee of 2% of the aggregate net asset value of the Shares repurchased by the Fund.

In determining whether the Fund should repurchase Shares from shareholders pursuant to written tenders, the Fund’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects to recommend quarterly repurchases. Since the Fund’s assets consist primarily of its investment in the Master Fund, the ability of the Fund to have its Shares in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy.

5. Related Party Transactions

Management Fee

The Investment Manager will not charge the Fund an advisory fee as long as substantially all of the assets of the Fund are invested in the Master Fund. The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is prorated.

Blackstone Alternative Alpha Fund II

Notes to Financial Statements (Continued)

September 30, 2015 (Unaudited)

Expense Limitation and Reimbursement

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement (the “Agreement”) with the Fund to limit the amount of the Fund’s Specified Expenses (as defined below) not to exceed 0.35% per annum of the Fund’s net assets (the “Expense Cap”). Specified Expenses includes all expenses of the Fund and the Fund’s pro-rata share of expenses incurred by the Master Fund with the exception of: (i) the Management Fee, (ii) the Distribution and Service Fee (as defined below), (iii) fees and expenses of Investee Funds in which the Master Fund invests, (iv) brokerage costs, (v) interest payments (including any interest expenses, commitment fees, or other expenses related to any line of credit of the Fund or the Master Fund), (vi) taxes, and (vii) extraordinary expenses (as determined in the sole discretion of BAAM). To the extent that Specified Expenses for the Fund (including the Fund’s pro- rata share of the Master Fund’s Specified Expenses) for any month exceeds the Expense Cap, the Investment Manager will waive its fees and/or reimburse the Fund for expenses to the extent necessary to eliminate such excess. The Investment Manager may discontinue its obligations under the Agreement at any time in its sole discretion after March 31, 2017 upon written notice to the Fund. The Fund has agreed to repay the amounts borne by the Investment Manager under the Agreement within the three year period after the Investment Manager bears the expense, when and if requested by the Investment Manager, to the extent the estimated annualized Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) for a given month are less than the lower of the Expense Cap and any expense limitation agreement then in effect with respect to the Specified Expenses. The repayment may not raise the level of Specified Expenses of the Fund (including the Fund’s pro rata share of the Master Fund’s Specified Expenses) in the month of repayment to exceed the Expense Cap or any other expense limitation agreement then in effect with respect to the Specified Expenses. As of September 30, 2015, the repayments that may be made by the Fund to the Investment Manager total $1,250,880. Of this amount, repayments of $608,142 have a maximum expiration date of March 31, 2017, repayments of $472,148 have a maximum expiration date of March 31, 2018 and repayments of $170,590 have a maximum expiration date of March 31, 2019.

Distribution and Servicing Agreement

Blackstone Advisory Partners L.P., an affiliate of the Investment Manager, acts as the distributor of the Fund (the “Distributor”). The Fund will pay the Distributor a fee (the “Distribution and Service Fee”) equal to 0.40% (annualized) of the average net assets of the Fund that are attributable to the Advisor Class I Shares and 0.25% (annualized) of the average net assets of the Fund that are attributable to Advisor Class II Shares. There is no Distribution and Service Fee attributable to Advisor Class III Shares.

Expense Payments

The Investment Manager pays expenses on behalf of the Fund and is subsequently reimbursed for such payments. Subject to the Expense Limitation and Reimbursement Agreement, the Fund was allocated $170,590 of the repayment amount which reduced the amount payable by the Fund to the Investment Manager for reimbursement of such expenses. As of September 30, 2015, the Fund had a net payable to the Investment Manager of $185,629 recorded in the Statement of Assets and Liabilities.

6. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds held by the Master Fund may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Fund’s market risk is also impacted by an Investee Fund’s exposure to interest rate risk, foreign exchange risk, and industry or geographic concentration risk. The Investee Funds held by the Master Fund invest in these instruments for

Blackstone Alternative Alpha Fund II

Notes to Financial Statements (Continued)

September 30, 2015 (Unaudited)

trading and hedging purposes. The Fund is indirectly subject to certain risks arising from investments made by the Investee Funds held by the Master Fund.

Market Risk

The Fund, through its investments in Investee Funds held by the Master Fund, has exposure to financial instrument transactions which may have off-balance sheet market risk. Off-balance sheet market risk is the risk of potential adverse changes to the value of financial instruments and derivatives because of changes in market conditions such as interest and currency rate movements. See notes to the Consolidated Master Fund’s financial statements.

Credit Risk

The Fund is subject to certain inherent credit risks arising from transactions involving derivative financial instruments by exposure through the Master Fund’s investments. Credit risk is the amount of accounting loss that the Fund would incur if a counterparty fails to perform its obligations under contractual terms. See notes to the Consolidated Master Fund’s financial statements.

7. Subsequent Events

The Fund has evaluated the impact of subsequent events through the date of financial statement issuance.

On September 28, 2015, the Fund commenced an offer to purchase (“Offer”) up to 5,312 Shares at a price equal to the Shares’ net asset value effective as of December 31, 2015. As of October 28, 2015, the expiration date of the Offer, there were no Shares tendered for repurchase.

On October 29, 2015, the Fund announced that it expects to pay a year-end distribution to its shareholders of record on December 30, 2015. The amount of the distribution will be declared on the declaration date.

Blackstone Alternative Alpha Fund II

Supplemental Information

September 30, 2015 (Unaudited)

Management of the Fund

The Fund’s operations are managed by the Investment Manager under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Fund, (the “Independent Trustees”). The Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Fund’s Declaration of Trust. The Trustees serving on the Board of Trustees were elected by the initial shareholder of the Fund. The Fund’s Board of Trustees also serves as the board of trustees of the Master Fund and the board of trustees of the Blackstone Alternative Alpha Fund (“BAAF”), an affiliate of the Fund that also invests substantially all of its assets in the Master Fund. The Fund, Master Fund and BAAF will be referred to together herein as the “Master-Feeder Funds.”

Compensation for Trustees

The Master-Feeder Funds pay no compensation to any of its officers or to the Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Master-Feeder Funds $30,000 per fiscal year in aggregate for his or her services to the Master-Feeder Funds. The Chairman of the Board of Trustees of the Master-Feeder Funds and the Chair of the Audit Committee each receive an additional $2,000 per fiscal year. The Trustees are reimbursed by the Master-Feeder Funds for their travel expenses related to Board meetings, continuing education and conferences.

Allocation of Investments

The Fund invests substantially all of its assets in the Master Fund. See the Consolidated Master Fund’s supplemental information for the allocation of investments among asset classes.

Form N-Q Filings

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

The Fund and the Master Fund have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Fund’s and the Master Fund’s portfolio securities, and information regarding how the Fund and the Master Fund voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2015 is available, (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Fund’s registration statement and statement of additional information includes additional information about the Trustees of the Fund. The registration statement and statement of additional information is available, without charge, upon request by calling 1-855-890-7725.

Privacy Policy

FACTS	WHAT DO BLACKSTONE REGISTERED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number and income

■    Assets and investment experience

■    Risk tolerance and transaction history

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Blackstone Registered Funds (as defined below) choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do Blackstone Registered Funds share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

Questions?	Email us at GLB.privacy@blackstone.com

Privacy Policy (Continued)

Who we are
Who is providing this notice?	Blackstone Registered Funds include Blackstone Alternative Alpha Fund, Blackstone Alternative Alpha Fund II, Blackstone Real Estate Income Fund, Blackstone Real Estate Income Fund II, Blackstone Alternative Investment Funds, on behalf of its series Blackstone Alternative Multi-Manager Fund and Blackstone Alternative Multi-Strategy Fund, and the GSO Funds, consisting of Blackstone / GSO Senior Floating Rate Term Fund, Blackstone / GSO Long-Short Credit Income Fund and Blackstone / GSO Strategic Income Fund

What we do
How do Blackstone Registered Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How do Blackstone Registered Funds collect my personal information?

We collect your personal information, for example, when you:

■    open an account or give us your income information

■    provide employment information or give us your contact information

■    tell us about your investment or retirement portfolio

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

■    sharing for affiliates’ everyday business purposes—information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account—unless you tell us otherwise.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Our affiliates include companies with a Blackstone name and financial companies such as GSO Capital Partners LP and Strategic Partners Fund Solutions.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Blackstone Registered Funds do not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Our joint marketing partners include financial services companies.

Other important information

California Residents—In accordance with California law, we will not share information we collect about California residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will also limit the sharing of information about you with our affiliates to the extent required by applicable California law.

Vermont Residents—In accordance with Vermont law, we will not share information we collect about Vermont residents with nonaffiliates except as permitted by law, such as with the consent of the customer or to service the customer’s accounts. We will not share creditworthiness information about Vermont residents among Blackstone Registered Funds’ affiliates except with the authorization or consent of the Vermont resident.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities (Unaudited)

As of September 30, 2015

Assets:
Investments in Investee Funds, at fair value (Cost $789,950,356)	$872,988,320
Cash	10,097,311
Investment subscriptions paid in advance to Investee Funds	30,000,000
Receivable from investments sold	11,987,589
Prepaid expenses	88,054
Interest receivable	2,148

Total assets	925,163,422

Liabilities:
Shareholder subscriptions received in advance	21,740,267
Shareholder redemptions payable	9,277,746
Management fees payable	2,814,101
Payable to Investment Manager	362,391
Accrued expenses and other liabilities	603,307

Total liabilities	34,797,812

Net assets	$890,365,610

Components of Net Assets:
Paid-in capital	$850,847,863
Accumulated net investment loss	(23,025,835)
Accumulated net realized loss	(20,494,382)
Net unrealized appreciation on investments	83,037,964

Net assets	$890,365,610

Net Asset Value:
Net assets	$890,365,610
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	759,586

Net asset value per share	$1,172.17

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

September 30, 2015

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Corvex Partners LP		$63,030,000	$72,910,875	8.19%	Quarterly	60 Days
Southpoint Qualified Fund LP		50,300,000	57,774,423	6.49%	Quarterly	60 Days
Bay Pond Partners, L.P.(2)		44,700,000	52,143,067	5.86%	Semi-annually – Non-Redeemable	45 Days – Non- Redeemable
Coatue Qualified Partners, L.P.		46,300,000	48,006,637	5.39%	Quarterly	45 Days
Samlyn Offshore, Ltd.(3)	40,476	42,000,000	47,756,240	5.36%	Semi-annually	45 Days
AKO Partners L.P.(3)		42,296,865	47,605,684	5.35%	Quarterly	90 Days
Shearwater Offshore, Ltd.(3)	480,181	47,500,000	47,550,478	5.34%	Annually	60 Days
Hoplite Partners, L.P.		34,600,000	38,956,504	4.37%	Quarterly	45 Days
Pershing Square, L.P.		36,597,008	38,099,632	4.28%	Quarterly	65 Days
Glenview Institutional Partners, L.P.		29,400,000	37,575,324	4.22%	Quarterly	45 Days
Turiya Fund LP		20,089,088	31,580,520	3.55%	Quarterly	45 Days
JANA Nirvana Fund, L.P.		32,718,876	30,376,681	3.41%	Quarterly	60 Days
Viking Global Equities III Ltd.(3)	6,279	12,400,000	19,084,177	2.14%	Annually	45 Days
Visium Balanced Offshore Fund, Ltd.(3)	4,683	9,230,000	12,941,088	1.45%	Quarterly	60 Days
Soroban Opportunities Cayman Fund Ltd(3)	10,000	10,000,000	10,390,454	1.17%	Quarterly	60 Days
MTP Energy Fund Corp		11,000,000	10,332,300	1.16%	Quarterly	60 Days
MTP Energy Fund I Ltd.(3)	9,000	9,000,000	8,453,700	0.95%	Quarterly	60 Days
Soroban Cayman Fund Ltd(3)	3,628	6,936,000	8,164,614	0.92%	Quarterly	60 Days

Total		548,097,837	619,702,398	69.60%

Multi-Category(b)
Magnetar Constellation Fund, Ltd(3)	54,800	54,800,000	59,995,097	6.74%	Quarterly	90 Days
HBK Multi-Strategy Offshore Fund Ltd.(3)	33,953	33,976,601	34,035,278	3.82%	Quarterly	90 Days

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Third Point Partners Qualified L.P.		$30,000,000	$26,959,535	3.03%	Quarterly	60 Days
Elliott International Limited(3)	23,862	24,465,918	25,822,525	2.90%	Quarterly – Semi-annually	60 Days

Total		143,242,519	146,812,435	16.49%

Global Macro(c)
Tudor BVI Global Fund Ltd.(3)	316	39,110,000	41,736,830	4.69%	Quarterly	60 Days
Autonomy Global Macro Fund Limited(3)	270,000	27,000,000	26,109,025	2.93%	Monthly	60 Days

Total		66,110,000	67,845,855	7.62%

Relative Value(d)
Renaissance Institutional Diversified Alpha Fund International L.P.(3)		32,500,000	38,627,632	4.34%	Monthly	45 Days

Total Investments in Investee Funds(4)(5)		$789,950,356	$872,988,320	98.05%

Other assets, less liabilities			17,377,290	1.95%

Total Net Assets			$890,365,610	100.00%

Percentage of total net assets represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund (as defined herein) is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund. See Note 4 for Major Investment Strategies disclosure.
(2)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(3)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(4)	The total cost of Investee Funds organized in the United States is $398,734,972, with a fair value of $444,715,498.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $391,215,384, with a fair value of $428,272,822.

See accompanying Notes to Consolidated Financial Statements. .

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(a)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(b)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(c)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional and inter-country exposure to commodities, equity, interest rates and currencies.
(d)	The Relative Value strategy generally includes relative value-focused Investee Funds with a focus on long/short managers with fundamentally hedged products or otherwise low net exposure.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2015

Net Investment Loss:
Income:
Interest	$12,130

Expenses:
Management fees	5,482,210
Risk monitoring	217,014
Administration	212,989
Commitment fees	153,008
Insurance	88,054
Trustee	73,008
Professional	69,482
Legal	48,613
Transfer agent fees	44,647
Custody	24,243
Other	30,817

Total expenses	6,444,085

Net Investment Loss	(6,431,955)

Net Decrease in Net Assets from Investments:
Net realized gain from investments in Investee Funds	5,030,644
Net change in unrealized depreciation from investments in Investee Funds	(46,026,028)

Net Decrease in Net Assets from Investments	(40,995,384)

Net Decrease in Net Assets from Operations	$(47,427,339)

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statements of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2015	For the Year Ended March 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(6,431,955)	$(10,814,629)
Net realized gain from investments in Investee Funds	5,030,644	7,655,784
Net change in unrealized (depreciation) appreciation from investments in Investee Funds	(46,026,028)	75,459,125

Net (decrease) increase in net assets from operations	(47,427,339)	72,300,280

Distributions to shareholders	—	(27,484,041)

Capital Transactions:
Shareholder subscriptions	143,958,991	227,436,891
Shareholder redemptions	(21,763,784)	(17,448,256)
Reinvestment of distributions	—	27,484,041

Net increase in net assets from capital transactions	122,195,207	237,472,676

Net Assets:
Total increase in net assets	74,767,868	282,288,915
Beginning of period	815,597,742	533,308,827

End of period	$890,365,610	$815,597,742

Accumulated net investment loss	$(23,025,835)	$(16,593,880)

Share Transactions:
Beginning of period	660,774	459,457
Shares issued	116,882	192,587
Shares redeemed	(18,070)	(14,398)
Shares reinvested	—	23,128

End of period	759,586	660,774

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2015

Cash Flows from Operating Activities:
Net decrease in net assets resulting from operations	$(47,427,339)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments in Investee Funds	(5,030,644)
Net change in unrealized depreciation from investments in Investee Funds	46,026,028
Purchase of investments in Investee Funds and subscriptions paid in advance to Investee Funds	(152,000,000)
Proceeds from redemptions of investments in Investee Funds	33,569,395
Increase in prepaid expenses	(88,054)
Increase in interest receivable	(1,216)
Increase in management fees payable	320,302
Decrease in payable to Investment Manager	(231,629)
Increase in accrued expenses and other liabilities	134,367

Net cash used in operating activities	(124,728,790)

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	142,120,334
Payments for shareholder redemptions of shares	(21,529,398)

Net cash provided by financing activities	120,590,936

Net change in cash	(4,137,854)
Cash, beginning of period	14,235,165

Cash, end of period	$10,097,311

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Financial Highlights (Unaudited)

	For the Six Months Ended September 30, 2015	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013
Per Share Opening Performance:
Net Asset Value, Beginning of Period	$1,234.31	$1,160.74	$1,077.79	$1,000.00
Income/(loss) from Investment Operations:
Net investment loss[1]	(8.96)	(18.30)	(17.68)	(23.23)
Net realized and unrealized gain/(loss) from investments	(53.18)	136.51	114.37	102.99

Net income/(loss) from investment operations	(62.14)	118.21	96.69	79.76

Distributions to shareholders	—	(44.64)	(13.74)	(1.97)

Net Asset Value, end of period	$1,172.17	$1,234.31	$1,160.74	$1,077.79

Financial Ratios:[2]
Expenses to average net assets	1.47%	1.53%	1.57%	2.28%

Net investment loss to average net assets	(1.46)%	(1.53)%	(1.56)%	(2.27)%

Portfolio turnover	3.41%	8.68%	10.30%	9.01%

Total return	(5.03)%[3]	10.33%	8.98%	7.99%

Net assets, end of period (000s)	$890,366	$815,598	$533,309	$196,348

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements

September 30, 2015 (Unaudited)

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund (“BAAF”) and Blackstone Alternative Alpha Fund II (“BAAF II, and together with BAAF, the “Feeder Funds” and the Feeder Funds together with the Master Fund, the “Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund, the Feeder Funds and the Intermediate Fund is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund, the Feeder Funds and the Intermediate Fund, is registered with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act, with respect to the Master Fund and the Feeder Funds, and Rule 4.7, with respect to the Intermediate Fund, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Funds’ affairs and, pursuant to their respective investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2. Basis of Presentation

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All intercompany accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2015 (Unaudited)

3. Significant Accounting Policies

Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The fair value of investments in limited partnerships and investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value.

The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent (“NAV”) if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal processes include the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in the net decrease in net assets from investments in the Consolidated Statement of Operations.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into and potential illiquidity of, the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

Fair Value of Financial Instruments

The fair value of the Consolidated Master Fund’s assets and liabilities which qualify as Financial Instruments under the existing accounting guidance for Financial Instruments, approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities due to their short term nature.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2015 (Unaudited)

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds are recorded when the Consolidated Master Fund redeems or partially redeems its interest in the Investee Funds or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Cash

At September 30, 2015, the Consolidated Master Fund had $10,097,311 of cash held at a major U.S. bank.

Contingencies

Under the Master Fund’s Declaration of Trust, the Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund.

Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. However, the Consolidated Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Master Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Master Fund files U.S. federal and various state and local tax returns.

Management of the Master Fund has evaluated the tax positions taken in the course of preparing the Master Fund’s tax returns for the current open tax years ending October 31, 2012, October 31, 2013, and October 31, 2014, and has concluded, as of September 30, 2015, that no provision for income tax would be required in the Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns for the current open tax years are subject to examination by the Internal Revenue Service and state taxing authorities.

The Intermediate Fund is a controlled foreign corporation (“CFC”) for U.S. income tax purposes, and is therefore not subject to U.S. income tax. However, as a wholly-owned CFC, the Intermediate Fund’s net income and capital gains, to the extent of its earnings and profits, are included in the Master Fund’s investment company taxable income.

For the current open tax years and for all major jurisdictions, management of the Intermediate Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Master Fund’s financial statements. Management is also not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2015 (Unaudited)

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid at least annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares (defined below) of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

Borrowings Under Credit Facility

The Master Fund has a secured revolving borrowing facility (the “Facility”) with borrowing capacity of $43,000,000 (the “Maximum Principal Amount”). Borrowings under the Facility are used primarily for bridge financing purposes and are secured by the assets of the Master Fund. Under the terms of the agreement, the Maximum Principal Amount may be increased or decreased upon mutual written consent of the Master Fund and the lender. Outstanding borrowings bear interest at a rate equal to 3-month LIBOR plus 1.00% per annum (1.33% at September 30, 2015). A commitment fee is charged in the amount of 0.70% per annum on the total commitment amount of the Facility. Outstanding borrowings and accrued interest are due no later than December 31, 2015, the expiration date of the Facility, at which time the Master Fund and the lender can agree to extend the existing agreement. At September 30, 2015, the Master Fund had no outstanding borrowings under the Facility.

Recent Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued amended guidance on the disclosures for investments in certain entities that calculate NAV. The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV as a practical expedient. The guidance is effective for fiscal years beginning after December 15, 2015 and for interim periods within those years and early adoption is permitted. The Consolidated Master Fund has elected to early adopt and apply this guidance as of period-end. Prior to the issuance of the amended guidance, investments that were fair valued using the NAV as a practical expedient were categorized within the fair value hierarchy based on the Consolidated Master Fund’s ability to redeem its investment on the measurement date. As of period-end, all of the Consolidated Master Fund’s investments in Investee Funds were valued using the practical expedient. As a result of adoption of this guidance, disclosure of investments in Investee Funds within the fair value hierarchy is excluded.

4. Investments

Major Investment Strategies

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2015 (Unaudited)

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Equity	—	3,531,170	November 2014	329,457,383	9 Months- 48 Months	286,713,845	619,702,398

Multi-Category	—	—	—	146,446,481	12 Months- 24 Months	365,954	146,812,435

Global Macro	—	—	—	26,109,025	12 Months	41,736,830	67,845,855

Relative Value	—	—	—	—	—	38,627,632	38,627,632

Total	—	3,531,170	—	502,012,889	—	367,444,261	872,988,320

(A) Investments in Investee Funds cannot be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(B) Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement, without consideration of the length of time elapsed from the date of the investments in the Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Purchases and sales of investments for the period ended September 30, 2015 were $137,900,000 and $29,137,483, respectively.

5. Fund Terms

Issuance of Shares

The Master Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The Master Fund will issue Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Repurchase of Shares

The Master Fund from time to time may offer to repurchase a portion of its outstanding Shares pursuant to written tenders by shareholders. Repurchases will be made only at such times and on such terms as may be

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2015 (Unaudited)

determined by the Board, in its complete and exclusive discretion. In determining whether the Master Fund should repurchase Shares from shareholders pursuant to written tenders, the Master Fund’s Board will consider the Investment Manager’s recommendations. The Investment Manager expects to recommend quarterly repurchases.

6. Related Party Transactions

Management Fee

The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is pro-rated.

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. As of September 30, 2015, the Consolidated Master Fund had $362,391 payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

7. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Consolidated Master Fund’s market risk is also impacted by an Investee Fund’s exposure to interest rate risk, foreign exchange risk, and industry or geographic concentration risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund is indirectly subject to certain risks arising from investments made by the Investee Funds.

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund is exposed to market risk indirectly as a result of the types of investments entered into by the Investee Funds. The Consolidated Master Fund actively monitors its exposure to market risk.

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty fails to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

8. Income Taxes

The primary difference between book and tax appreciation/depreciation of Investee Funds is attributable to adjustments to the tax basis of Investee Funds based on allocation of income and distributions from Investee Funds and the realization for tax purposes of financial statement unrealized gain/loss. In addition, the cost of

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued)

September 30, 2015 (Unaudited)

Investee Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Investee Funds. As of September 30, 2015, the aggregate cost of Investee Funds and the composition of unrealized appreciation and depreciation on Investee Funds for federal income tax purposes are noted below.

Federal tax cost of investments in Investee Funds	$809,634,069

Gross unrealized appreciation	$71,300,805
Gross unrealized depreciation	(7,946,554)

Net unrealized appreciation	$63,354,251

9. Subsequent Events

The Consolidated Master Fund has evaluated the impact of subsequent events through the date of financial statement issuance.

On November 20, 2015, the Master Fund commenced an offer to purchase (“Offer”) up to 25,305 Shares at a price equal to the Shares’ net asset value effective as of December 31, 2015. The Offer expires on December 22, 2015.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information

September 30, 2015 (Unaudited)

Management of the Fund

The Consolidated Master Fund’s operations are managed under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Consolidated Master Fund, (the “Independent Trustees”). The Consolidated Master Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Master Fund’s Declaration of Trust. The initial Trustees serving on the Board of Trustees have been elected by the initial shareholder of the Master Fund. The Consolidated Master Fund’s Board of Trustees also serves as the board of trustees of the Feeder Funds.

Compensation for Trustees

The Funds pay no compensation to any of their officers or to the Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Funds $30,000 per fiscal year in aggregate for his or her services to the Funds. The Chairman of the Board of trustees of the Funds and the Chair of the Audit Committee each receive an additional $2,000 per fiscal year. The Trustees are reimbursed by the Funds for their travel expenses related to Board meetings, continuing education and conferences.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Consolidated Master Fund as of September 30, 2015.

Assets Class(1)	Fair Value	%
Equity	$619,702,398	70.99%
Multi-Category	146,812,435	16.82%
Global Macro	67,845,855	7.77%
Relative Value	38,627,632	4.42%

Total Investments	$872,988,320	100.00%

(1)	The complete list of investments included in the listed asset class categories is included in the Consolidated Schedule of Investments of the Consolidated Master Fund.

Form N-Q Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Consolidated Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Consolidated Master Fund’s first and third fiscal quarters. The Consolidated Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued)

September 30, 2015 (Unaudited)

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding how the Master Fund and Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2015, is available (1) without charge, upon request, by calling toll free, 1-855-890-7725 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement and statement of additional information includes additional information about the Trustees of the Fund. The registration statement and statement of additional information is available, without charge, upon request by calling 1-855-890-7725.

Blackstone Alternative Alpha Fund II

Blackstone Alternative Alpha Master Fund

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Asset Management L.P.

345 Park Avenue

New York, New York 10154

Administrator and Fund Accounting Agent

State Street Bank and Trust Company

100 Huntington Avenue

Copley Place Tower 2, Floor 3

Boston, MA 02116-0255

Custodian

Citibank

388 Greenwich Street

New York, NY 10013

Transfer Agent

State Street Bank and Trust Company

100 Huntington Avenue

Copley Place Tower 2, Floor 3

Boston, MA 02116-0255

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Hayley Stein, Chief Compliance Officer

James Hannigan, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Alpha Fund II for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can request a copy of the Fund’s prospectus and statement of additional information without charge by calling the Fund’s transfer agent at 1-855-890-7725.

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The registrant’s Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8.	Portfolio Managers of Closed-End Investment Management Companies.

(a)	Not applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable to this semi-annual report.

(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Alpha Fund II

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date December 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

Date December 4, 2015

By (Signature and Title)	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date December 4, 2015